10. DEFERRED FINANCING COSTS (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014
Deferred Financing Costs
Deferred financing costs.	$ 115,000	$ 115,000
Amortization expense	10,000	16,000
Unamortized deferred financing	$ 99,000	$ 99,000